UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments

Asset-Backed Securities — 3.0%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.:

Series 2018-1A, Class D, 3.232%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$2,502,902

Series 2018-1A, Class E, 6.132%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,957,943

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.034%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,919,880

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.308%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,316,200

Apidos CLO XX, Series 2015-20A, Class DR, 5.822%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,260,639

Ares XLIX CLO, Ltd.:

Series 2018-49A, Class D, 3.128%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,502,680

Series 2018-49A, Class E, 5.828%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,420,151

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.025%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,946,435

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.824%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,915,536

Babson CLO, Ltd.:

Series 2015-1A, Class DR, 2.732%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,453,373

Series 2018-1A, Class C, 2.724%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,415,384

Bain Capital Credit CLO, Ltd.:

Series 2018-1A, Class D, 2.824%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,825,010

Series 2018-1A, Class E, 5.474%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,808,540

Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 7.069%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,751,223

Benefit Street Partners CLO V-B, Ltd.:

Series 2018-5BA, Class C, 3.062%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,845,655

Series 2018-5BA, Class D, 6.082%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,286,510

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.732%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,990,297

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 2.732%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	1,500	1,452,090

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 6.822%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	$2,250	$2,243,408

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 6.474%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,751,967

Betony CLO 2, Ltd.:

Series 2018-1A, Class C, 3.029%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,480,498

Series 2018-1A, Class D, 5.779%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	4,217,585

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 6.972%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	992,300

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 7.254%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,987,100

BlueMountain CLO, Ltd.:

Series 2016-3A, Class DR, 3.225%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,458,360

Series 2016-3A, Class ER, 6.075%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,406,144

Series 2018-1A, Class D, 3.179%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,414,988

Series 2018-1A, Class E, 6.079%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,914,980

Series 2021-33A, Class E, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(3)	2,500	2,501,250

Canyon Capital CLO, Ltd.:

Series 2012-1RA, Class E, 5.824%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,602,741

Series 2016-1A, Class ER, 5.874%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,835,764

Series 2016-2A, Class ER, 6.124%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,269,618

Series 2017-1A, Class E, 6.374%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	3,250	3,181,353

Series 2018-1A, Class D, 3.024%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,975,151

Series 2018-1A, Class E, 5.874%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,643,421

Series 2019-2A, Class ER, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(4)	1,500	1,500,750

Carlyle C17 CLO, Ltd.:

Series C17A, Class CR, 2.929%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,964,870

Series C17A, Class DR, 6.129%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,334,604

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class CR2, 3.627%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,432,718

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Carlyle Global Market Strategies CLO, Ltd.: (continued)

Series 2012-3A, Class DR2, 6.627%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	$1,500	$1,383,576

Series 2014-3RA, Class C, 3.085%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	973,529

Series 2014-3RA, Class D, 5.535%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,992,270

Series 2014-4RA, Class C, 3.024%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,910,870

Series 2014-4RA, Class D, 5.774%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,164,682

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 6.738%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	992,010

Dryden CLO, Ltd.:

Series 2018-55A, Class D, 2.974%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,488,971

Series 2018-55A, Class E, 5.524%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,952,648

Dryden Senior Loan Fund:

Series 2015-41A, Class DR, 2.724%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,888,205

Series 2015-41A, Class ER, 5.424%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,213,459

Series 2016-42A, Class DR, 3.054%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,486,748

Series 2016-42A, Class ER, 5.674%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,398,720

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.769%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,470,365

Galaxy XXV CLO, Ltd.:

Series 2018-25A, Class D, 3.224%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,500,920

Series 2018-25A, Class E, 6.074%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,425,845

Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 6.132%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,365,060

Golub Capital Partners CLO 37B, Ltd.:

Series 2018-37A, Class D, 3.432%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,974,996

Series 2018-37A, Class E, 5.882%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,332,708

Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 6.83%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,246,680

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 6.532%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	1,001,957

Security	Principal Amount (000’s omitted)	Value

ICG US CLO, Ltd.:

Series 2018-2A, Class D, 3.228%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	$2,000	$1,947,958

Series 2018-2A, Class E, 5.878%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,826,393

Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.824%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,751,915

Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 6.224%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,500,395

Neuberger Berman CLO XXII, Ltd.:

Series 2016-22A, Class DR, 3.222%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,503,252

Series 2016-22A, Class ER, 6.182%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,985,771

Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 5.732%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,921,210

Neuberger Berman Loan Advisers CLO 30, Ltd.:

Series 2018-30A, Class DR, 2.982%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,501,585

Series 2018-30A, Class ER, 6.332%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	999,969

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 5.972%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,959,554

Series 2015-1A, Class DR4, 6.631%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	2,001,188

Series 2018-1A, Class C, 2.622%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,981,874

Series 2018-1A, Class D, 5.272%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,945,780

Series 2018-2A, Class D, 5.722%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,971,278

Series 2021-2A, Class E, 6.474%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	999,956

Regatta XIII Funding, Ltd.:

Series 2018-2A, Class C, 3.224%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,502,727

Series 2018-2A, Class D, 6.074%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,782,410

Regatta XIV Funding, Ltd.:

Series 2018-3A, Class D, 3.324%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,497,750

Series 2018-3A, Class E, 6.074%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,349,164

Regatta XV Funding, Ltd., Series 2018-4A, Class D, 6.624%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,831,189

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Southwick Park CLO, LLC, Series 2019-4A, Class E, 6.832%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	$1,750	$1,752,182

Upland CLO, Ltd.:

Series 2016-1A, Class CR, 3.032%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,453,119

Series 2016-1A, Class DR, 6.032%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,439,838

Vibrant CLO IX, Ltd.:

Series 2018-9A, Class C, 3.332%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,428,873

Series 2018-9A, Class D, 6.382%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,261,678

Vibrant CLO X, Ltd.:

Series 2018-10A, Class C, 3.382%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,826,630

Series 2018-10A, Class D, 6.322%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,684,590

Voya CLO, Ltd.:

Series 2015-3A, Class CR, 3.282%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,420,763

Series 2015-3A, Class DR, 6.332%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	5,190,773

Series 2016-3A, Class CR, 3.372%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,949,714

Series 2016-3A, Class DR, 6.202%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	3,162,527

Series 2018-1A, Class C, 2.724%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,933,075

Series 2018-2A, Class E, 5.374%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,333,125

Webster Park CLO, Ltd.:

Series 2015-1A, Class CR, 3.032%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,999,556

Series 2015-1A, Class DR, 5.632%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,472,585

Wellfleet CLO, Ltd., Series 2021-1A, Class D, 3.632%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,203,719

Total Asset-Backed Securities (identified cost $274,554,846)		$267,118,302

Common Stocks — 1.0%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(5)(6)(7)(8)	950	$4,703,431

IAP Global Services, LLC(5)(6)(7)	1,627	5,370,157

		$10,073,588

Security	Shares	Value

Automotive — 0.0%(9)

Dayco Products, LLC(7)(8)	88,506	$663,795

		$663,795

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(7)(8)	338,679	$7,789,617

		$7,789,617

Containers and Glass Products — 0.0%(9)

LG Newco Holdco, Inc., Class A(7)(8)	250,979	$1,213,057

		$1,213,057

Electronics / Electrical — 0.1%

Skillsoft Corp.(6)(7)(8)(10)	893,525	$10,789,136

		$10,789,136

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(7)(8)	705,631	$7,541,431

		$7,541,431

Nonferrous Metals / Minerals — 0.0%(9)

ACNR Holdings, Inc., Class A(7)(8)	36,829	$2,280,330

		$2,280,330

Oil and Gas — 0.2%

AFG Holdings, Inc.(6)(7)(8)	498,342	$3,877,101

McDermott International, Ltd.(7)(8)	1,013,850	504,897

QuarterNorth Energy, Inc.(7)(8)	9,684	1,002,294

QuarterNorth Energy, Inc.(7)(8)	97,802	10,122,507

RDV Resources, Inc., Class A(7)(8)	359,500	53,925

Sunrise Oil & Gas, Inc., Class A(7)(8)	321,407	2,490,904

		$18,051,628

Publishing — 0.0%(9)

Tweddle Group, Inc.(6)(7)(8)	19,500	$27,690

		$27,690

Radio and Television — 0.3%

Clear Channel Outdoor Holdings, Inc.(7)(8)	1,204,044	$3,491,728

Cumulus Media, Inc., Class A(7)(8)	551,505	6,849,692

Cumulus Media, Inc., Class B(7)(8)	93,069	1,155,917

iHeartMedia, Inc., Class A(7)(8)	512,034	9,923,219

		$21,420,556

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(9)

David’s Bridal, LLC(6)(7)(8)	272,023	$0

Phillips Pet Holding Corp.(6)(7)(8)	2,590	1,003,612

		$1,003,612

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(6)(7)(8)	364,650	$7,854,561

		$7,854,561

Utilities — 0.0%(9)

Longview Intermediate Holdings, LLC, Class A(6)(7)(8)	149,459	$1,188,199

		$1,188,199

Total Common Stocks (identified cost $106,452,927)		$89,897,200

Convertible Preferred Stocks — 0.0%(9)
Security	Shares	Value

Containers and Glass Products — 0.0%(9)

LG Newco Holdco, Inc., Series A, 13.00%(7)(8)	38,060	$4,286,462

Total Convertible Preferred Stocks (identified cost $1,998,129)		$4,286,462

Corporate Bonds — 6.4%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,000	$3,127,500

TransDigm, Inc.:

6.25%, 3/15/26(1)	1,500	1,567,500

8.00%, 12/15/25(1)	1,500	1,597,500

		$6,292,500

Air Transport — 0.7%

Air Canada, 3.875%, 8/15/26(1)	6,850	$6,944,188

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	17,175	18,038,044

5.75%, 4/20/29(1)	12,875	13,872,812

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	4,650	5,427,633

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	6,425	7,137,858

Security	Principal Amount* (000’s omitted)	Value

Air Transport (continued)

United Airlines, Inc.:

4.375%, 4/15/26(1)	4,625	$4,790,205

4.625%, 4/15/29(1)	4,625	4,774,064

		$60,984,804

Automotive — 0.2%

Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	$1,993,704

Clarios Global, L.P. / Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	4,077,918

Tenneco, Inc.:

5.125%, 4/15/29(1)	9,050	8,982,125

7.875%, 1/15/29(1)	450	492,750

		$15,546,497

Building and Development — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$3,019,625

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,150	3,366,563

Forterra Finance, LLC/FRTA Finance Corp., 6.50%, 7/15/25(1)	900	960,300

SRS Distribution, Inc., 4.625%, 7/1/28(1)	4,575	4,682,741

Winnebago Industries, Inc., 6.25%, 7/15/28(1)	900	974,250

		$13,003,479

Business Equipment and Services — 0.8%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,075	$2,182,651

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)	39,450	39,163,606

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)	7,900	8,413,500

5.75%, 4/15/26(1)	15,225	16,304,452

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	2,125	2,260,469

9.25%, 4/15/25(1)	2,525	2,921,412

		$71,246,090

Cable and Satellite Television — 0.8%

Altice France S.A.:

5.125%, 1/15/29(1)	1,300	$1,262,625

5.125%, 7/15/29(1)	57,625	56,194,747

5.50%, 10/15/29(1)	6,455	6,335,389

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		6,500	$6,500,065

			$70,292,826

Chemicals and Plastics — 0.2%

INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	$1,477,512

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	3,034,857

Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		6,850	6,743,825

Tronox, Inc., 6.50%, 5/1/25(1)		7,000	7,367,500

			$18,623,694

Commercial Services — 0.1%

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,225	$8,512,875

			$8,512,875

Cosmetics / Toiletries — 0.0%(9)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)		1,075	$1,065,594

			$1,065,594

Diversified Financial Services — 0.1%

AG Issuer, LLC, 6.25%, 3/1/28(1)		5,075	$5,297,031

			$5,297,031

Drugs — 0.5%

Bausch Health Companies, Inc.:

4.875%, 6/1/28(1)		8,675	$8,944,359

5.50%, 11/1/25(1)		8,975	9,130,447

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		15,225	15,019,006

Jazz Securities DAC, 4.375%, 1/15/29(1)		9,150	9,413,062

			$42,506,874

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc., 4.25%, 6/1/25(1)		5,300	$5,471,432

			$5,471,432

Electronics / Electrical — 0.3%

Imola Merger Corp., 4.75%, 5/15/29(1)		18,175	$18,696,622

LogMeIn, Inc., 5.50%, 9/1/27(1)		4,300	4,309,202

Security	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	6,450	$6,691,875

		$29,697,699

Entertainment — 0.0%(9)

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,125	$2,260,469

		$2,260,469

Financial Intermediaries — 0.1%

CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$5,465,993

		$5,465,993

Food Products — 0.1%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	8,200	$9,209,420

		$9,209,420

Health Care — 0.5%

Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	22,800	$22,714,500

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	2,152,688

Tenet Healthcare Corp., 4.25%, 6/1/29(1)	22,950	23,260,513

		$48,127,701

Industrial Equipment — 0.2%

Clark Equipment Company, 5.875%, 6/1/25(1)	1,050	$1,095,938

Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	13,347,338

		$14,443,276

Leisure Goods / Activities / Movies — 0.4%

Carnival Corp., 4.00%, 8/1/28(1)	34,575	$34,618,219

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,268,437

		$36,886,656

Machinery — 0.0%(9)

TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	$4,229,058

		$4,229,058

Oil and Gas — 0.1%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	1,750	$1,804,688

7.00%, 6/15/25(1)	10,525	10,860,221

		$12,664,909

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Packaging & Containers — 0.1%

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:

4.00%, 10/15/27(1)	5,150	$5,045,713

4.375%, 10/15/28(1)	9,125	9,010,937

		$14,056,650

Radio and Television — 0.3%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,753	$3,828,701

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	2,550	2,569,329

5.25%, 8/15/27(1)	2,125	2,173,046

6.375%, 5/1/26	2,896	3,015,140

8.375%, 5/1/27	5,248	5,596,151

Univision Communications, Inc., 4.50%, 5/1/29(1)	9,125	9,243,169

		$26,425,536

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$6,722,156

		$6,722,156

Retailers (Except Food and Drug) — 0.0%(9)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$1,337,375

		$1,337,375

Software and Services — 0.1%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$4,504,906

		$4,504,906

Technology — 0.1%

Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$11,286,000

		$11,286,000

Telecommunications — 0.3%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$6,570,094

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	6,900	6,961,065

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	6,750	6,792,559

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	8,335,865

		$28,659,583

Security		Principal Amount* (000’s omitted)	Value

Utilities — 0.0%(9)

Calpine Corp., 5.25%, 6/1/26(1)		2,245	$2,312,799

			$2,312,799

Total Corporate Bonds (identified cost $569,307,387)			$577,133,882

Exchange-Traded Funds — 0.5%
Security		Shares	Value

SPDR Blackstone Senior Loan ETF		1,051,000	$48,240,900

Total Exchange-Traded Funds (identified cost $48,242,942)			$48,240,900

Preferred Stocks — 0.1%
Security		Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(6)(7)(8)		13,348	$0

			$0

Nonferrous Metals / Minerals — 0.1%

ACNR Holdings, Inc., 15.00% (PIK)(7)(8)		17,394	$6,725,681

			$6,725,681

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Series A, 8.00% (PIK)(6)(7)(8)		7,852	$0

David’s Bridal, LLC, Series B, 10.00% (PIK)(6)(7)(8)		31,998	0

			$0

Total Preferred Stocks (identified cost $2,590,558)			$6,725,681

Senior Floating-Rate Loans — 86.8%(11)
Borrower/Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,194	$1,306,516

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	5,095,413

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense (continued)

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	2,850	$3,275,036

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27		6,631	6,652,770

Dynasty Acquisition Co., Inc.:

Term Loan, 3.632%, (3 mo. USD LIBOR + 3.50%), 4/6/26		12,356	12,091,220

Term Loan, 3.632%, (3 mo. USD LIBOR + 3.50%), 4/6/26		22,977	22,484,639

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(12)		5,526	5,553,428

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(6)		6,851	5,601,902

KKR Apple Bidco, LLC, Term Loan, 9/22/28(13)		2,050	2,049,039

Spirit Aerosystems, Inc.:

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		5,765	5,800,865

Term Loan, 1/15/25(13)		2,400	2,410,500

TransDigm, Inc.:

Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 8/22/24		28,315	28,077,978

Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 5/30/25		6,336	6,268,035

Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 12/9/25		33,863	33,482,023

WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(14)		22,545	22,087,115

			$162,236,479

Air Transport — 1.2%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		20,125	$20,965,943

American Airlines, Inc., Term Loan, 6/27/25(13)		2,650	2,570,336

Brown Group Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/7/28		12,793	12,780,529

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		14,424	15,376,859

SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		34,225	36,485,972

United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		18,970	19,260,303

			$107,439,942

Borrower/Description		Principal Amount* (000’s omitted)	Value

Automotive — 3.3%

Adient US, LLC, Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 4/8/28		8,005	$8,018,698

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		17,996	18,002,147

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		17,197	17,240,118

Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		7,786	7,791,714

Belron Luxembourg S.a r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/13/28	EUR	3,575	4,110,313

Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		17,828	13,306,464

Chassix, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/15/23		9,434	9,266,223

Clarios Global, L.P.:

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	17,500	20,071,961

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 4/30/26		19,386	19,277,253

CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23		5,018	4,682,149

Dayco Products, LLC, Term Loan, 4.371%, (3 mo. USD LIBOR + 4.25%), 5/19/23		14,568	14,230,955

Garrett LX I S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	11,900	13,752,106

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		5,725	5,703,531

Gates Global, LLC:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	8,380	9,666,385

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27		14,143	14,132,815

Goodyear Tire & Rubber Company (The), Term Loan - Second Lien, 2.09%, (1 mo. USD LIBOR + 2.00%), 3/7/25		8,017	7,940,838

Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		21,618	21,654,823

MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		6,658	6,669,412

Tenneco, Inc., Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 10/1/25		34,228	33,558,023

Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		9,518	9,535,978

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

TI Group Automotive Systems, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	4,470	$5,160,543

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26		5,995	6,006,115

Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28		19,527	19,469,525

Visteon Corporation, Term Loan, 1.842%, (USD LIBOR + 1.75%), 3/25/24(14)		2,217	2,206,022

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		8,825	8,802,329

			$300,256,440

Beverage and Tobacco — 0.2%

City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		7,075	$7,017,516

Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28		13,217	13,214,813

			$20,232,329

Brokerage / Securities Dealers / Investment Houses — 0.5%

Advisor Group, Inc., Term Loan, 4.587%, (1 mo. USD LIBOR + 4.50%), 7/31/26		11,832	$11,860,680

Clipper Acquisitions Corp., Term Loan, 1.825%, (1 mo. USD LIBOR + 1.75%), 3/3/28		12,836	12,708,130

Hudson River Trading, LLC, Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 3/20/28		20,829	20,747,744

			$45,316,554

Building and Development — 4.1%

Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		4,325	$4,372,307

American Builders & Contractors Supply Co., Inc., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 1/15/27		21,683	21,503,207

American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		7,602	7,616,027

APi Group DE, Inc.:

Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 10/1/26		13,110	13,099,079

Term Loan, 10/7/28(13)		9,725	9,731,078

Artera Services, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/6/25		13,192	13,158,958

Borrower/Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Beacon Roofing Supply, Inc., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 5/19/28		9,476	$9,430,840

Centuri Group, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 8/27/28		9,525	9,546,431

Chamberlain Group, Inc., Term Loan, 11/3/28(13)		18,775	18,769,142

Core & Main L.P., Term Loan, 2.588%, (1 mo. USD LIBOR + 2.50%), 7/27/28		14,065	13,992,232

Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28		19,911	19,920,873

CP Atlas Buyer, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27		4,000	3,981,136

CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24		6,764	6,773,951

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 8/21/25		28,486	28,334,957

Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28		15,985	15,875,041

MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27		8,691	8,715,944

Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		11,407	11,442,835

Osmose Utilities Services, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/23/28		6,950	6,939,144

Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		7,960	7,938,225

Patagonia Bidco Limited:

Term Loan, 3/5/29(13)	GBP	2,831	3,857,102

Term Loan, 3/5/29(13)	GBP	15,569	21,214,062

Quikrete Holdings, Inc.:

Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 2/1/27		4,314	4,279,328

Term Loan, 1/31/27(13)		22,225	22,178,283

RE/MAX International, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/21/28		16,583	16,479,791

SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28		10,973	10,984,844

Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28		24,475	24,480,091

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		4,668	$4,679,192

White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		23,178	23,260,513

WireCo WorldGroup, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		7,702	7,720,200

			$370,274,813

Business Equipment and Services — 6.5%

AlixPartners, LLP:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,507	$4,048,354

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		11,169	11,150,257

Allied Universal Holdco, LLC:

Term Loan, 4/7/28(13)	EUR	2,000	2,297,369

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		12,850	12,859,571

Amentum Government Services Holdings, LLC, Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 1/29/27		9,455	9,449,403

AppLovin Corporation:

Term Loan, 10/25/28(13)		17,900	17,877,625

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 8/15/25		37,082	37,027,649

Asplundh Tree Expert, LLC, Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,366	8,343,424

Belfor Holdings, Inc., Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 4/6/26		2,641	2,650,814

Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	5,525	6,367,304

Bracket Intermediate Holding Corp., Term Loan, 4.377%, (3 mo. USD LIBOR + 4.25%), 9/5/25		8,910	8,918,559

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		7,984	7,925,852

Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		8,114	8,136,503

Cast and Crew Payroll, LLC, Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 2/9/26		8,569	8,558,779

Ceridian HCM Holding, Inc., Term Loan, 2.574%, (1 week USD LIBOR + 2.50%), 4/30/25		10,112	10,011,076

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		2,296	2,304,547

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

EAB Global, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 8/16/28		14,650	$14,591,400

Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		19,120	19,081,167

Endure Digital, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		25,262	24,851,185

First Advantage Holdings, LLC, Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,856,072

Foundational Education Group, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28		6,950	6,963,031

Garda World Security Corporation, Term Loan, 4.34%, (1 mo. USD LIBOR + 4.25%), 10/30/26		7,695	7,712,569

Grab Holdings, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		20,820	21,019,897

Greeneden U.S. Holdings II, LLC:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	1,241	1,442,528

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		9,845	9,880,585

Hillman Group, Inc. (The):

Term Loan, 1.525%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(12)		1,118	1,116,920

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		4,668	4,663,142

Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		4,376	4,307,915

IRI Holdings, Inc.:

Term Loan, 4.337%, (1 mo. USD LIBOR + 4.25%), 12/1/25		22,221	22,260,123

Term Loan, 5.087%, (1 mo. USD LIBOR + 5.00%), 12/1/25		6,237	6,447,187

Iron Mountain, Inc., Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,790	8,707,748

Ivanti Software, Inc.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		5,398	5,391,802

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		18,408	18,442,014

Term Loan - Second Lien, 9.50%, (3 mo. USD LIBOR + 8.50%, Floor 1.00%), 12/1/28		5,750	5,742,813

KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		3,301	3,235,333

KUEHG Corp.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		19,905	19,767,735

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		4,425	4,455,422

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	5,775	$6,545,305

Loire Finco Luxembourg S.a.r.l., Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 4/21/27		3,037	2,983,611

Magnite, Inc., Term Loan, 5.75%, (USD LIBOR + 5.00%, Floor 0.75%), 4/28/28(14)		6,035	6,049,962

MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28		6,733	6,746,591

Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		17,016	16,803,145

Nielsen Consumer, Inc.:

Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 3/6/28	EUR	2,836	3,297,736

Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 3/6/28		5,274	5,291,630

Packaging Coordinators Midco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/30/27		2,244	2,250,439

Pike Corporation, Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,260	3,260,682

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(14)		3,487	3,486,229

Rockwood Service Corporation, Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 1/23/27		4,128	4,127,995

Sabre GLBL, Inc.:

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		3,047	3,043,927

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		4,858	4,852,201

SITEL Worldwide Corporation:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	7,431,941

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		20,325	20,383,434

Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		11,000	10,965,625

Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27		4,066	4,083,006

Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,975	3,380,797

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		34,377	34,522,872

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

team.blue Finco S.a.r.l.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	603	$694,895

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	10,547	12,160,669

TK Elevator Topco GmbH, Term Loan, 3.625%, (3 mo. EURIBOR + 3.625%), 7/29/27	EUR	9,725	11,194,084

TPG VIII Elf Purchaser, LLC, Term Loan, 11/6/28(13)		5,075	5,073,417

TTF Holdings, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/24/28		3,717	3,725,917

West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		3,415	3,350,854

WEX, Inc., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 3/31/28		3,980	3,965,819

Zephyr Bidco Limited:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	4,975	5,756,293

Term Loan, 4.866%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	8,675	11,804,470

			$581,097,220

Cable and Satellite Television — 3.3%

Altice France S.A.:

Term Loan, 3.811%, (3 mo. USD LIBOR + 3.69%), 1/31/26		4,449	$4,412,756

Term Loan, 4.125%, (3 mo. USD LIBOR + 4.00%), 8/14/26		11,632	11,609,022

Charter Communications Operating, LLC, Term Loan, 1.84%, (1 mo. USD LIBOR + 1.75%), 2/1/27		6,688	6,648,759

CSC Holdings, LLC:

Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 7/17/25		25,532	25,000,030

Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 1/15/26		4	4,100

Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 4/15/27		13,243	13,003,370

LCPR Loan Financing, LLC, Term Loan, 3.84%, (1 mo. USD LIBOR + 3.75%), 10/15/28		1,650	1,655,156

Numericable Group S.A.:

Term Loan, 2.879%, (3 mo. USD LIBOR + 2.75%), 7/31/25		20,858	20,542,796

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	12,059	13,591,359

Telenet Financing USD, LLC, Term Loan, 2.09%, (1 mo. USD LIBOR + 2.00%), 4/30/28		32,325	31,915,378

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	5,000	$5,686,074

UPC Broadband Holding B.V.:

Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 4/30/28		7,475	7,400,250

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	2,350	2,675,851

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	13,850	15,931,794

UPC Financing Partnership, Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 1/31/29		29,250	29,158,594

Virgin Media Bristol, LLC:

Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,275	43,890,649

Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	500,469

Virgin Media Ireland Limited, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	8,500	9,780,711

Virgin Media SFA Finance Limited:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	11,625	13,235,994

Term Loan, 3.32%, (1 mo. GBP LIBOR + 3.25%), 1/15/27	GBP	8,175	11,035,623

Term Loan, 3.32%, (1 mo. GBP LIBOR + 3.25%), 11/15/27	GBP	600	809,840

Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	21,650	24,775,822

			$293,264,397

Chemicals and Plastics — 4.2%

Aruba Investments, Inc.:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	3,433	$3,980,659

Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		5,099	5,121,685

Atotech B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	2,675	3,079,739

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		12,494	12,492,126

Axalta Coating Systems US Holdings, Inc., Term Loan, 1.882%, (3 mo. USD LIBOR + 1.75%), 6/1/24		24,748	24,730,158

Caldic B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	500	568,969

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	2,166	2,465,215

Borrower/Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		5,817	$5,839,277

Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	2,819	3,230,296

Colouroz Investment 1 GmbH, Term Loan, 5.00%, (3 mo. EURIBOR + 4.25%, Floor 0.75%), 4.25% cash, 0.75% PIK, 9/21/23	EUR	1,965	2,273,478

CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		16,840	16,836,872

Ferro Corporation:

Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,666	1,664,719

Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,702	1,700,909

Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24		2,356	2,355,018

Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		2,020	2,021,654

Flint Group US, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		12,222	12,229,347

Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		5,126	5,133,204

Groupe Solmax, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/29/28		10,704	10,740,926

Hexion, Inc., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	5,339	6,197,295

Illuminate Buyer, LLC, Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 6/30/27		13,744	13,727,171

INEOS 226 Limited, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	24,900	28,588,289

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,284,705

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		5,091	5,108,892

INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	6,291	7,244,407

INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		17,805	17,827,632

Kraton Polymers, LLC, Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), 3/5/25	EUR	526	606,727

Lonza Group AG:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,125	8,212,687

Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		16,416	16,463,459

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

LSF11 Skyscraper Holdco S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	$13,045,627

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		4,826	4,842,371

Messer Industries GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/1/26	EUR	2,474	2,844,176

Term Loan, 2.632%, (3 mo. USD LIBOR + 2.50%), 3/1/26		9,931	9,878,725

Orion Engineered Carbons GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,449,215

Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 9/24/28		4,525	4,553,281

PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		4,053	4,032,735

PQ Corporation, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/9/28		8,868	8,875,162

Pregis TopCo Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 7/31/26		1,375	1,381,446

Pretium PKG Holdings, Inc.:

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28		7,175	7,200,909

Term Loan - Second Lien, 7.25%, (6 mo. USD LIBOR + 6.75%, Floor 0.50%), 10/1/29		4,175	4,216,750

Rohm Holding GmbH:

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	2,150	2,488,039

Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26		16,168	16,218,928

Solenis Holdings, LLC:

Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 6/26/25	EUR	1,736	2,008,599

Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 6/26/25		20,570	20,587,203

Spectrum Holdings III Corp., Term Loan, 1/31/25(13)		5,588	5,454,938

Starfruit Finco B.V., Term Loan, 2.839%, (1 mo. USD LIBOR + 2.75%), 10/1/25		8,216	8,166,589

Trinseo Materials Operating S.C.A., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 5/3/28		7,756	7,719,693

Tronox Finance, LLC, Term Loan, 2.369%, (USD LIBOR + 2.25%), 3/13/28(14)		13,520	13,423,466

W.R. Grace & Co. Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28		12,600	12,653,550

			$373,766,917

Borrower/Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.0%(9)

Samsonite International S.A., Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 4/25/25		2,742	$2,676,172

			$2,676,172

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24		1,895	$1,900,048

Spectrum Brands, Inc., Term Loan, 2.50%, (6 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/3/28		4,229	4,223,993

			$6,124,041

Containers and Glass Products — 1.8%

Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(14)		10,325	$10,348,665

Berry Global, Inc., Term Loan, 1.836%, (1 mo. USD LIBOR + 1.75%), 7/1/26		6,443	6,406,958

BWAY Holding Company, Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 4/3/24		11,112	10,836,354

Flex Acquisition Company, Inc.:

Term Loan, 3.131%, (3 mo. USD LIBOR + 3.00%), 6/29/25		10,321	10,255,831

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28		29,636	29,592,075

Kouti B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/1/28	EUR	31,975	36,893,790

Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25		7,799	8,107,879

Proampac PG Borrower, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/3/25		19,284	19,335,762

Reynolds Group Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28		17,075	17,053,656

TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		5,565	5,540,927

Trident TPI Holdings, Inc.:

Term Loan, 3.008%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28(12)		1,053	1,056,273

Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28		7,422	7,446,728

			$162,874,898

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.1%

Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		9,875	$9,618,201

			$9,618,201

Drugs — 3.3%

Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	2,925	$3,399,051

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		8,288	8,350,525

Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26		18,550	18,503,996

Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		22,578	22,419,098

Bausch Health Companies, Inc., Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 6/2/25		40,023	39,981,219

Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		2,980	2,986,195

Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		1,045	1,047,642

Curia Global, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 8/30/26(14)		9,716	9,736,035

Elanco Animal Health Incorporated, Term Loan, 1.832%, (1 mo. USD LIBOR + 1.75%), 8/1/27		1,452	1,440,996

Grifols Worldwide Operations USA, Inc., Term Loan, 2.074%, (1 week USD LIBOR + 2.00%), 11/15/27		35,742	35,280,390

Horizon Therapeutics USA, Inc.:

Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 5/22/26		7,802	7,787,443

Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28		16,865	16,845,669

Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		15,461	15,499,903

Mallinckrodt International Finance S.A.:

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		44,353	41,433,496

Term Loan, 6.25%, (1 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		10,206	9,523,221

Nidda Healthcare Holding AG:

Term Loan, 8/21/26(13)	EUR	2,375	2,713,427

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	5,475	6,265,808

PPD, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 1/13/28		39,332	39,315,122

Borrower/Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	13,725	$15,724,097

			$298,253,333

Ecological Services and Equipment — 0.3%

Clean Harbors, Inc., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 10/8/28		5,475	$5,484,286

EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		17,856	17,877,886

GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		496	497,801

TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		4,069	4,079,423

US Ecology Holdings, Inc., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 11/1/26		2,555	2,551,572

			$30,490,968

Electronics / Electrical — 17.6%

Applied Systems, Inc.:

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 9/19/24		49,552	$49,558,111

Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		3,759	3,820,825

Aptean, Inc.:

Term Loan, 4.337%, (1 mo. USD LIBOR + 4.25%), 4/23/26		16,876	16,863,014

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27		6,550	6,533,625

Astra Acquisition Corp.:

Term Loan, 10/25/28(13)		21,925	21,404,281

Term Loan - Second Lien, 10/22/29(13)		20,175	19,973,250

Banff Merger Sub, Inc.:

Term Loan, 3.882%, (3 mo. USD LIBOR + 3.75%), 10/2/25		39,640	39,425,639

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	11,961	13,855,932

Term Loan - Second Lien, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26		10,375	10,528,467

Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		5,425	5,495,075

Buzz Merger Sub, Ltd.:

Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,060	4,037,570

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		435	435,329

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Celestica, Inc.:

Term Loan, 2.213%, (1 mo. USD LIBOR + 2.13%), 6/27/25		3,988	$3,972,609

Term Loan, 2.588%, (1 mo. USD LIBOR + 2.50%), 6/27/25		2,567	2,563,292

CentralSquare Technologies, LLC, Term Loan, 3.882%, (3 mo. USD LIBOR + 3.75%), 8/29/25		12,803	11,983,279

Cloudera, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28		31,150	31,140,281

Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29		8,550	8,582,062

CommScope, Inc., Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,707	19,469,546

Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	5,925	6,858,929

ConnectWise, LLC, Term Loan, 9/29/28(13)		12,500	12,501,112

Constant Contact, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		16,418	16,412,461

Cornerstone OnDemand, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		15,700	15,680,375

CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		9,548	9,567,464

Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28		11,500	11,456,875

Cvent, Inc., Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 11/29/24		15,255	15,214,225

Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		13,668	13,664,801

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		12,736	12,760,213

ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		13,954	13,992,324

Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		16,933	17,003,788

Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27		7,653	7,648,243

Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		35,507	35,520,146

Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		49,650	49,450,484

Fiserv Investment Solutions, Inc., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,927	5,942,294

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		48,417	$48,613,742

Go Daddy Operating Company, LLC, Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 2/15/24		45,704	45,423,701

Hyland Software, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		60,462	60,632,195

Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		1,750	1,771,875

IGT Holding IV AB, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 3/31/28		5,672	5,685,679

Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27		16,020	16,049,537

Informatica, LLC, Term Loan, 10/27/28(13)		32,075	32,034,906

Liftoff Mobile, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/2/28		14,550	14,509,085

LogMeIn, Inc., Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 8/31/27		18,795	18,790,347

MA FinanceCo., LLC:

Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 6/21/24		2,712	2,692,600

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 6/21/24	EUR	2,441	2,806,819

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	5,509	6,433,782

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		13,796	13,923,438

MACOM Technology Solutions Holdings, Inc., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,368	1,363,075

Magenta Buyer, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28		51,625	51,619,631

Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29		16,175	16,080,651

Marcel LUX IV S.a.r.l.:

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 3/15/26		2,186	2,191,848

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	2,650	3,065,951

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		731	733,158

Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/13/28		5,250	5,278,439

Maverick Bidco, Inc.:

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/18/28		8,675	8,684,759

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Maverick Bidco, Inc.: (continued)

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/18/29		3,175	$3,206,750

MaxLinear, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 6/23/28		7,329	7,308,676

Mirion Technologies, Inc., Term Loan, 10/20/28(13)		8,350	8,339,563

MKS Instruments, Inc.:

Term Loan, 10/21/28(13)	EUR	4,875	5,656,632

Term Loan, 10/21/28(13)		49,125	49,105,792

N-Able International Holdings II, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 7/19/28		4,075	4,082,641

NCR Corporation, Term Loan, 2.63%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,066	8,918,985

Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/10/28	EUR	11,450	13,186,563

Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		21,268	21,361,267

PointClickCare Technologies, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		4,279	4,278,500

Polaris Newco, LLC:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,650	10,003,779

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		24,500	24,587,269

Poseidon Intermediate, LLC, Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 8/18/25		2,643	2,648,247

Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28		25,525	25,451,616

ProQuest, LLC, Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 10/23/26		16,419	16,420,193

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		15,522	15,434,689

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		38,100	38,056,337

Recorded Books, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 8/29/25		6,877	6,888,028

Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28		16,600	16,091,625

Renaissance Holding Corp.:

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 5/30/25		5,054	5,014,278

Term Loan - Second Lien, 7.087%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,193,853

Borrower/Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Seattle Spinco, Inc., Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 6/21/24	18,313	$18,183,795

SkillSoft Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 6/30/28	6,925	6,989,922

SolarWinds Holdings, Inc., Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 2/5/24	26,451	26,136,805

Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR +3.75%, Floor 0.75%), 10/7/27	16,128	16,168,445

Sovos Compliance, LLC:

Term Loan, 2.25%, 8/11/28(12)	1,476	1,486,961

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28	8,549	8,610,540

SS&C European Holdings S.a.r.l., Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 4/16/25	5,256	5,208,082

SS&C Technologies, Inc., Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 4/16/25	6,917	6,853,993

SurveyMonkey, Inc., Term Loan, 3.83%, (1 week USD LIBOR + 3.75%), 10/10/25	13,115	13,090,001

Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	8,259	8,297,728

Synaptics Incorporated, Term Loan, 10/21/28(13)	4,800	4,812,000

Tibco Software, Inc.:

Term Loan, 3.84%, (1 mo. USD LIBOR + 3.75%), 6/30/26	33,709	33,148,724

Term Loan, 6/30/26(13)	9,350	9,218,520

Term Loan - Second Lien, 7.34%, (1 mo. USD LIBOR + 7.25%), 3/3/28	10,757	10,812,207

TTM Technologies, Inc., Term Loan, 2.582%, (1 mo. USD LIBOR + 2.50%), 9/28/24	1,605	1,605,112

Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28	4,739	4,744,652

Uber Technologies, Inc.:

Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 4/4/25	33,736	33,778,256

Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 2/25/27	24,983	25,019,034

Ultimate Software Group, Inc. (The):

Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 5/4/26	23,102	23,171,190

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	43,156	43,290,715

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27	2,000	2,041,666

Ultra Clean Holdings, Inc., Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 8/27/25	14,384	14,432,271

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27	6,169	6,184,423

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Verifone Systems, Inc., Term Loan, 4.129%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,909	$13,643,400

Verisure Holding AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	15,450	17,751,608

Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		19,183	19,279,392

Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28		24,400	24,415,205

VS Buyer, LLC, Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 2/28/27		21,684	21,646,282

Zebra Buyer, LLC, Term Loan, 4/21/28(13)		1,200	1,204,375

			$1,582,161,726

Equipment Leasing — 0.7%

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		29,082	$29,083,410

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27		12,828	12,860,133

Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,750	8,940,337

Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		8,265	8,295,994

			$59,179,874

Farming / Agriculture — 0.1%

Alltech, Inc., Term Loan, 10/13/28(13)		7,575	$7,593,937

			$7,593,937

Financial Intermediaries — 2.7%

Apex Group Treasury, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 7/27/28		6,026	$6,037,629

Aretec Group, Inc., Term Loan, 4.337%, (1 mo. USD LIBOR + 4.25%), 10/1/25		18,659	18,658,851

Citco Funding, LLC, Term Loan, 2.658%, (3 mo. USD LIBOR + 2.50%), 9/28/23		14,815	14,796,672

CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		50,600	50,663,250

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(15)		22,620	4,524,003

Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		19,143	19,166,098

EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		2,919	2,919,125

Borrower/Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

FinCo I, LLC, Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 6/27/25	11,646	$11,622,881

Focus Financial Partners, LLC:

Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 7/3/24	13,111	13,051,310

Term Loan, 2.50%, 6/24/28(12)	1,894	1,888,029

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/1/28	8,186	8,161,005

Franklin Square Holdings, L.P., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 8/1/25	6,329	6,297,586

GreenSky Holdings, LLC:

Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	12,912	12,879,874

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25	3,703	3,703,125

Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23	24,466	24,488,316

HighTower Holdings, LLC:

Term Loan, 4/21/28(13)	200	200,600

Term Loan, 4/21/28(13)	800	802,400

LPL Holdings, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 11/12/26	16,113	15,965,292

Mariner Wealth Advisors, LLC:

Term Loan, 0.00%, 8/18/28(12)	697	695,133

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	4,878	4,865,930

Victory Capital Holdings, Inc., Term Loan, 2.377%, (3 mo. USD LIBOR + 2.25%), 7/1/26	7,352	7,331,412

Walker & Dunlop, Inc., Term Loan, 10/13/28(13)	13,050	13,054,072

		$241,772,593

Food Products — 1.8%

8th Avenue Food & Provisions, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 10/1/25	6,675	$6,658,312

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24	4,877	4,782,336

Froneri International, Ltd., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 1/29/27	18,195	17,970,674

H Food Holdings, LLC:

Term Loan, 3.775%, (1 mo. USD LIBOR + 3.69%), 5/23/25	8,537	8,508,398

Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 5/23/25	5,592	5,593,972

HLF Financing S.a.r.l., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 8/18/25	9,793	9,759,725

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

JBS USA LUX S.A., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 5/1/26		52,358	$52,242,942

Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28		6,025	6,043,828

Nomad Foods Europe Midco Limited, Term Loan, 2.375%, (3 mo. USD LIBOR + 2.25%), 5/15/24		10,516	10,465,156

Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		2,896	2,895,605

Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		2,455	2,472,250

Sunshine Investments B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/28/25	EUR	10,618	12,186,166

Term Loan, 3.568%, (3 mo. GBP LIBOR + 3.50%), 3/28/25	GBP	2,000	2,727,264

United Petfood Group B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	5,900	6,779,900

UTZ Quality Foods, LLC, Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 1/20/28		2,062	2,061,211

Valeo F1 Company Limited (Ireland), Term Loan, 6/30/28(13)	EUR	8,550	9,875,309

			$161,023,048

Food Service — 1.1%

1011778 B.C. Unlimited Liability Company, Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 11/19/26		34,945	$34,316,021

Ai Aqua Merger Sub, Inc.:

Term Loan, 7/31/28(13)		752	755,187

Term Loan, 7/31/28(13)		6,014	6,041,500

Ali Group S.R.L., Term Loan, 10/12/28(13)		18,775	18,660,585

IRB Holding Corp.:

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(14)		2,147	2,144,829

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		28,064	28,102,353

Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28		6,155	6,174,304

			$96,194,779

Food / Drug Retailers — 0.2%

L1R HB Finance Limited:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 9/2/24	EUR	4,674	$5,091,933

Borrower/Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)

L1R HB Finance Limited: (continued)

Term Loan, 5.326%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	9,172	$11,699,915

			$16,791,848

Forest Products — 0.2%

Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26		1,034	$1,033,813

Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		17,169	17,126,545

Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		3,541	3,545,551

			$21,705,909

Health Care — 8.8%

ADMI Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/23/27		5,075	$5,078,964

AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28		11,700	11,743,875

AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 9/29/25	EUR	2,000	2,304,342

athenahealth, Inc., Term Loan, 4.377%, (3 mo. USD LIBOR + 4.25%), 2/11/26		24,648	24,752,594

Avantor Funding, Inc.:

Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24		3,358	3,359,660

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 11/8/27		5,911	5,913,830

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	19,651	22,708,155

Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		8,250	8,280,937

Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	1,650	1,900,030

BW NHHC Holdco, Inc., Term Loan, 5.125%, (3 mo. USD LIBOR + 5.00%), 5/15/25		13,862	12,291,289

CAB, Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 2/9/28	EUR	7,150	8,267,465

Cano Health, LLC, Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/19/27		9,643	9,658,905

CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		3,881	3,901,113

CeramTec AcquiCo GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	16,970	19,532,638

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Cerba Healthcare S.A.S., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/24/28	EUR	18,925	$21,878,545

Certara L.P., Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,845	1,846,528

CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		12,775	12,795,402

CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		6,784	6,806,183

Dedalus Finance GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/4/27	EUR	16,850	19,464,690

Electron BidCo, Inc., Term Loan, 11/1/28(13)		13,900	13,901,737

Elsan S.A.S., Term Loan, 3.50%, (EURIBOR + 3.50%), 6/16/28(14)	EUR	4,100	4,736,310

Ensemble RCM, LLC, Term Loan, 3.879%, (3 mo. USD LIBOR + 3.75%), 8/3/26		11,622	11,654,675

Envision Healthcare Corporation, Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 10/10/25		47,303	39,232,213

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		2,189	2,202,989

GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		8,995	9,014,619

Hanger, Inc., Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 3/6/25		11,725	11,730,249

ICON Luxembourg S.a.r.l.:

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/3/28		4,889	4,894,981

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/3/28		19,624	19,646,674

Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25		11,885	11,886,875

IQVIA, Inc.:

Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 3/7/24		9,519	9,521,185

Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,474,342

IVC Acquisition Ltd.:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 2/13/26	EUR	6,225	7,173,611

Term Loan, 4.30%, (1 mo. GBP SONIA + 4.25%), 2/13/26	GBP	950	1,298,150

Term Loan, 2/13/26(13)	EUR	19,100	22,104,437

MDVIP, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		3,375	3,384,491

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Medical Solutions, LLC:

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		12,043	$12,068,489

Term Loan, 10/5/28(13)		2,792	2,797,671

Term Loan, 10/7/28(13)		14,658	14,687,770

Term Loan - Second Lien, 10/1/29(13)		6,500	6,500,000

Medline Industries, Inc., Term Loan, 10/23/28(13)		21,175	21,215,656

Mehilainen Yhtiot Oy, Term Loan, 3.625%, (3 mo. EURIBOR + 3.625%), 8/11/25	EUR	5,525	6,382,920

Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		4,104	4,090,588

National Mentor Holdings, Inc.:

Term Loan, 3.75%, 3/2/28(12)		796	792,204

Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 3/2/28(14)		17,112	17,024,318

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		540	537,452

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.25%, Floor 0.75%), 3/2/29		5,525	5,556,078

Navicure, Inc., Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 10/22/26		12,965	12,993,337

Option Care Health, Inc., Term Loan, 10/27/28(13)		5,050	5,050,000

Ortho-Clinical Diagnostics S.A., Term Loan, 3.08%, (1 mo. USD LIBOR + 3.00%), 6/30/25		16,226	16,238,281

Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		4,813	4,833,994

Padagis, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 7/6/28		8,425	8,451,328

Parexel International Corporation, Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 9/27/24		3,150	3,148,290

PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		3,958	3,962,645

Phoenix Guarantor, Inc.:

Term Loan, 3.338%, (1 mo. USD LIBOR + 3.25%), 3/5/26		19,153	19,045,609

Term Loan, 3.586%, (1 mo. USD LIBOR + 3.50%), 3/5/26		10,512	10,453,766

Press Ganey Holdings, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 7/24/26(14)		2,494	2,504,660

Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		11,716	11,717,953

Radiology Partners, Inc., Term Loan, 4.336%, (1 mo. USD LIBOR + 4.25%), 7/9/25		34,817	34,823,773

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Radnet Management, Inc., Term Loan, 3.754%, (USD LIBOR + 3.00%, Floor 0.75%), 4/21/28(14)		13,391	$13,385,465

Ramsay Generale de Sante S.A., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/22/27	EUR	9,100	10,517,137

Select Medical Corporation, Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 3/6/25		27,023	26,911,120

Signify Health, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/22/28		3,375	3,370,781

Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		13,328	13,294,820

Sound Inpatient Physicians, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 6/27/25		2,369	2,368,693

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		15,161	15,224,708

Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		24,354	24,438,362

Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,444,635

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		7,144	6,820,305

U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		23,725	23,751,691

US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		8,635	8,677,155

Verscend Holding Corp., Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 8/27/25		27,441	27,522,833

			$790,947,170

Home Furnishings — 1.3%

ACProducts, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28		18,953	$18,918,272

Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		24,700	24,734,728

Mattress Firm, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28		16,800	16,750,121

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		13,501	13,703,265

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		44,590	42,156,441

			$116,262,827

Borrower/Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 4.2%

AI Alpine AT Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$6,940,858

Albion Financing 3 S.a.r.l., Term Loan, 8/17/26(13)		18,675	18,581,625

Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		9,803	9,838,137

Altra Industrial Motion Corp., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 10/1/25		6,190	6,166,341

American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		14,439	14,390,082

Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24		21,577	21,625,058

CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		3,672	3,630,982

Clark Equipment Company:

Term Loan, 1.967%, (3 mo. USD LIBOR + 1.84%), 5/18/24		9,932	9,879,204

Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 5/18/24		4,726	4,714,434

CPM Holdings, Inc., Term Loan, 3.582%, (1 mo. USD LIBOR + 3.50%), 11/17/25		3,208	3,197,736

Delachaux Group S.A., Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,998	4,988,629

DexKo Global, Inc.:

Term Loan, 0.00%, 10/4/28(12)		2,172	2,174,715

Term Loan, 0.00%, 10/4/28(12)	EUR	1,012	1,169,600

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 9/22/28	EUR	3,272	3,780,047

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 9/22/28	EUR	6,291	7,268,939

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28		11,403	11,417,254

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		4,268	4,271,753

Dynacast International, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/22/25		14,290	14,325,722

Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25		3,096	3,188,916

Engineered Machinery Holdings, Inc.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/5/28	EUR	10,875	12,558,927

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28		17,398	17,450,364

Term Loan - Second Lien, 6.75%, (3 mo. USD LIBOR + 6.00%, Floor 0.75%), 5/21/29		2,000	2,020,000

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28		8,579	$8,533,823

Filtration Group Corporation:

Term Loan, 3.088%, (1 mo. USD LIBOR + 3.00%), 3/29/25		6,464	6,406,386

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,976	3,439,385

Term Loan, 10/21/28(13)		8,975	8,983,975

GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		4,974	4,986,619

Granite Holdings US Acquisition Co., Term Loan, 4.132%, (3 mo. USD LIBOR + 4.00%), 9/30/26		14,472	14,464,795

Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/10/28		3,441	3,436,000

Hayward Industries, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 5/12/28		7,481	7,472,564

LTI Holdings, Inc.:

Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 9/6/25		5,723	5,659,126

Term Loan, 4.837%, (1 mo. USD LIBOR + 4.75%), 7/24/26		1,922	1,923,476

Term Loan, 4.837%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,058	2,061,859

Term Loan, 4.837%, (1 mo. USD LIBOR + 4.75%), 7/24/26		3,195	3,197,779

Madison IAQ, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28		29,152	29,139,781

Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,875	2,162,989

Quimper AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/16/26	EUR	20,175	23,170,819

Rexnord, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 10/4/28		3,975	3,983,447

Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		17,163	16,631,699

SiteOne Landscape Supply, LLC, Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/23/28		4,378	4,383,472

Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		6,958	6,924,020

Titan Acquisition Limited, Term Loan, 3.167%, (3 mo. USD LIBOR + 3.00%), 3/28/25		20,673	20,340,008

Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27		7,651	7,673,282

Welbilt, Inc., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	997,500

Borrower/Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Zephyr German BidCo GmbH, Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/10/28	EUR	9,775	$11,298,486

			$380,850,613

Insurance — 1.8%

Alliant Holdings Intermediate, LLC:

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 5/9/25		4,814	$4,778,900

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,892	5,853,583

AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		31,388	31,213,091

AssuredPartners, Inc., Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 2/12/27		8,995	8,948,935

Asurion, LLC:

Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,177	2,163,722

Term Loan, 3.212%, (1 mo. USD LIBOR + 3.13%), 11/3/23		18,409	18,377,971

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,474	3,441,545

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,841	11,739,358

Term Loan - Second Lien, 5.337%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,540	14,505,162

Financiere CEP S.A.S., Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	4,125	4,795,918

FrontDoor, Inc., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 6/17/28		873	871,994

Hub International Limited, Term Loan, 2.875%, (3 mo. USD LIBOR + 2.75%), 4/25/25		15,332	15,182,309

NFP Corp., Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 2/15/27		25,726	25,477,692

USI, Inc.:

Term Loan, 3.132%, (3 mo. USD LIBOR + 3.00%), 5/16/24		6,450	6,410,457

Term Loan, 3.382%, (3 mo. USD LIBOR + 3.25%), 12/2/26		3,459	3,438,067

			$157,198,704

Leisure Goods / Activities / Movies — 4.0%

AMC Entertainment Holdings, Inc., Term Loan, 3.086%, (1 mo. USD LIBOR + 3.00%), 4/22/26		15,704	$14,537,810

Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	11,925	13,797,609

Bombardier Recreational Products, Inc., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 5/24/27		44,058	43,526,956

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Carnival Corporation:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/25	EUR	2,910	$3,362,815

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		3,756	3,752,459

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		32,025	32,029,996

City Football Group Limited, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28		14,300	14,228,500

ClubCorp Holdings, Inc., Term Loan, 2.882%, (3 mo. USD LIBOR + 2.75%), 9/18/24		21,382	20,228,271

Creative Artists Agency, LLC, Term Loan, 11/27/26(13)		3,750	3,736,815

Crown Finance US, Inc.:

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		24,492	20,323,693

Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24		2,800	3,027,309

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(16)		5,995	7,313,754

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		30,011	29,964,425

Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	7,950	9,135,628

Herschend Entertainment Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/27/28		4,150	4,170,750

LABL, Inc., Term Loan, 10/29/28(13)		8,725	8,685,013

Lindblad Expeditions, Inc.:

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,389	1,340,479

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		5,556	5,361,915

Live Nation Entertainment, Inc., Term Loan, 1.875%, (1 mo. USD LIBOR + 1.75%), 10/17/26		15,790	15,513,523

Match Group, Inc., Term Loan, 1.874%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,393,562

Playtika Holding Corp., Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 3/13/28		21,500	21,495,407

Sandy BidCo B.V., Term Loan, 6/12/28(13)	EUR	14,258	16,518,755

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		10,075	10,063,454

SRAM, LLC, Term Loan, 3.25%, (USD LIBOR + 2.75%, Floor 0.50%), 5/12/28(14)		2,682	2,682,149

Borrower/Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		1,356	$1,345,812

Travel Leaders Group, LLC, Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 1/25/24		15,153	14,409,187

UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		26,408	26,292,907

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,878	4,249,094

WMG Acquisition Corp., Term Loan, 2.212%, (1 mo. USD LIBOR + 2.13%), 1/20/28		500	497,986

			$357,986,033

Lodging and Casinos — 1.9%

Aristocrat Technologies, Inc., Term Loan, 1.882%, (3 mo. USD LIBOR + 1.75%), 10/19/24		7,466	$7,427,220

Boyd Gaming Corporation, Term Loan, 2.324%, (1 week USD LIBOR + 2.25%), 9/15/23		2,029	2,029,426

Churchill Downs Incorporated, Term Loan, 2.09%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,369	3,364,539

Four Seasons Hotels Limited, Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 11/30/23		4,594	4,590,164

Golden Nugget, Inc.:

Term Loan, 3.25%, (USD LIBOR + 2.50%, Floor 0.75%), 10/4/23(14)		26,988	26,879,718

Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,048,438

GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,225	24,329,920

Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28		9,125	9,154,656

Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		5,461	5,898,217

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		19,872	19,436,182

Raptor Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/1/26		7,114	7,159,561

Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	3,550	4,122,607

Stars Group Holdings B.V. (The):

Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 7/21/26		24,125	24,063,433

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	13,000,429

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/6/28		13,000	$13,007,319

			$166,511,829

Nonferrous Metals / Minerals — 0.3%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		3,979	$4,081,854

Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		5,780	5,803,174

Rain Carbon GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,625	17,934,561

			$27,819,589

Oil and Gas — 2.0%

Ameriforge Group, Inc.:

Term Loan, 12.57%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(12)		2,945	$1,464,934

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		23,158	11,521,295

Apergy Corporation:

Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		328	327,318

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,594	1,622,305

Buckeye Partners L.P., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 11/1/26		13,396	13,346,824

Centurion Pipeline Company, LLC:

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 9/29/25		3,136	3,120,631

Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 9/28/25		1,638	1,626,366

CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		2,524	2,515,614

CITGO Petroleum Corporation, Term Loan, 7.25%, (3 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		22,903	23,020,758

CQP Holdco L.P., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28		21,945	21,938,153

Delek US Holdings, Inc.:

Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 3/31/25		3,381	3,289,102

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		5,798	5,826,594

Borrower/Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Gulf Finance, LLC, Term Loan, 6.25%, (1 mo. USD LIBOR + 5.25%, Floor 1.00%), 8/25/23		1,990	$1,923,632

ITT Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/10/28		7,450	7,440,688

Lealand Finance Company B.V., Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 1.087% cash, 3.00% PIK, 6/30/25		2,369	1,115,941

Matador Bidco S.a.r.l., Term Loan, 4.837%, (1 mo. USD LIBOR + 4.75%), 10/15/26		30,229	30,331,429

McDermott Technology Americas, Inc., DIP Letter of Credit, 4.475%, 6/28/24(12)		9,039	6,779,527

Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28		9,750	9,725,625

Prairie ECI Acquiror L.P., Term Loan, 4.837%, (1 mo. USD LIBOR + 4.75%), 3/11/26		5,957	5,765,862

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		5,729	5,764,962

RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24		5,656	4,185,072

Sunrise Oil & Gas Properties, LLC:

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		2,062	2,033,489

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		2,196	2,166,166

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		2,537	2,502,531

UGI Energy Services, LLC, Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 8/13/26		10,044	10,084,610

			$179,439,428

Publishing — 0.6%

Adevinta ASA:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	8,075	$9,346,899

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/26/28		2,170	2,173,969

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		3,589	3,597,790

Ascend Learning, LLC:

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		5,283	5,298,464

Term Loan, 7/12/24(13)		3,179	3,180,936

Axel Springer S.E., Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 12/18/26	EUR	2,000	2,317,780

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)

Getty Images, Inc.:

Term Loan, 4.587%, (1 mo. USD LIBOR + 4.50%), 2/19/26		23,184	$23,241,471

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	4,319,807

Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23		1,717	1,694,315

			$55,171,431

Radio and Television — 1.6%

Diamond Sports Group, LLC, Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 8/24/26		23,360	$12,357,591

Entercom Media Corp., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 11/18/24		1,398	1,386,778

Entravision Communications Corporation, Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 11/29/24		7,241	7,192,673

Gray Television, Inc., Term Loan, 10/20/28(13)		11,925	11,928,720

Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		7,224	7,237,201

iHeartCommunications, Inc., Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 5/1/26		2,365	2,350,825

Mission Broadcasting, Inc., Term Loan, 2.582%, (1 mo. USD LIBOR + 2.50%), 5/26/28		3,691	3,690,750

Nexstar Broadcasting, Inc.:

Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 1/17/24		16,854	16,839,870

Term Loan, 2.582%, (1 mo. USD LIBOR + 2.50%), 9/18/26		9,508	9,505,299

Sinclair Television Group, Inc.:

Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 9/30/26		6,297	6,220,747

Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 4/1/28		23,136	22,851,675

Terrier Media Buyer, Inc., Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 12/17/26		19,006	18,957,668

Univision Communications, Inc.:

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24		22,091	22,092,772

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26		3,367	3,367,613

			$145,980,182

Retailers (Except Food and Drug) — 1.3%

BJ’s Wholesale Club, Inc., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 2/3/24		1,318	$1,320,273

Borrower/Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	6,107	$6,124,197

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	4,384	4,076,023

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	3,749	3,735,396

Gloves Buyer, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/20/28	8,010	8,019,762

Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	5,790	5,818,737

Great Outdoors Group, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	39,973	40,180,804

Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	29,517	29,478,573

Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	5,279	5,276,425

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	15,191	15,230,510

Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(6)	480	384,261

Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(6)(15)	254	203,488

		$119,848,449

Steel — 0.4%

Atkore International, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 5/26/28	7,670	$7,660,225

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	8,618	8,572,438

TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(14)	1,787	1,784,267

Zekelman Industries, Inc., Term Loan, 2.086%, (1 mo. USD LIBOR + 2.00%), 1/24/27	19,852	19,697,253

		$37,714,183

Surface Transport — 0.6%

Avis Budget Car Rental, LLC, Term Loan, 1.84%, (1 mo. USD LIBOR + 1.75%), 8/6/27	7,067	$6,929,303

Hertz Corporation (The):

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/30/28	2,577	2,582,901

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)

Hertz Corporation (The): (continued)

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/30/28		13,639	$13,670,926

Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26		22,368	22,395,466

PODS, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28		3,881	3,880,155

XPO Logistics, Inc., Term Loan, 1.83%, (1 mo. USD LIBOR + 1.75%), 2/24/25		4,275	4,254,159

			$53,712,910

Telecommunications — 2.6%

Avaya, Inc., Term Loan, 4.09%, (1 mo. USD LIBOR + 4.00%), 12/15/27		1,600	$1,605,571

CenturyLink, Inc., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 3/15/27		50,537	50,020,699

Ciena Corporation, Term Loan, 1.836%, (1 mo. USD LIBOR + 1.75%), 9/26/25		1,894	1,897,329

Cyxtera DC Holdings, Inc.:

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		22,237	22,143,654

Term Loan, 5/1/24(13)		3,160	3,160,468

Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24		14,205	13,843,937

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,639	9,627,068

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		6,415	5,805,356

Intelsat Jackson Holdings S.A.:

DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(12)		12,846	12,910,331

Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23		15,550	15,720,086

Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		15,794	16,037,552

Level 3 Financing, Inc., Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 3/1/27		1,098	1,084,757

Onvoy, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		11,847	11,851,781

Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		11,001	11,008,888

Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,183	4,744,110

Borrower/Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Ziggo Financing Partnership, Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 4/30/28	47,575	$47,106,672

		$228,568,259

Utilities — 0.3%

Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	7,679	$7,633,964

Calpine Corporation:

Term Loan, 2.09%, (1 mo. USD LIBOR + 2.00%), 4/5/26	4,466	4,419,793

Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 12/16/27	10,789	10,762,496

Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25	590	600,691

USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	6,050	6,050,944

		$29,467,888

Total Senior Floating-Rate Loans (identified cost $7,866,056,717)		$7,797,825,913

Warrants — 0.1%
Security	Shares	Value

Leisure Goods / Activities / Movies — 0.0%(9)

Cineworld Group PLC, Exp. 11/23/25(7)(8)	1,791,400	$483,215

		$483,215

Oil and Gas — 0.1%

QuarterNorth Energy, Inc., Exp. 8/27/28(7)(8)	60,735	$6,286,072

		$6,286,072

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(6)(7)(8)	51,888	$0

		$0

Total Warrants (identified cost $0)		$6,769,287

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Short-Term Investments — 7.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(17)	667,360,691	$667,360,691

Total Short-Term Investments (identified cost $667,360,691)		$667,360,691

Total Investments — 105.3% (identified cost $9,536,564,197)		$9,465,358,318

Less Unfunded Loan Commitments — (0.3)%		$(26,389,547)

Net Investments — 105.0% (identified cost $9,510,174,650)		$9,438,968,771

Other Assets, Less Liabilities — (5.0)%		$(452,187,000)

Net Assets — 100.0%		$8,986,781,771

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $835,640,893 or 9.3% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(3)	Variable rate security whose interest rate will be determined after October 31, 2021.

(4)	When-issued, variable rate security whose interest rate will be determined after October 31, 2021.

(5)	Affiliated company (see Note 8).

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(7)	Non-income producing security.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Amount is less than 0.05%.

(10)	Restricted security (see Note 5).

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2021, the total value of unfunded loan commitments is $24,018,264. See Note 1F for description.

(13)	This Senior Loan will settle after October 31, 2021, at which time the interest rate will be determined.

(14)

The stated interest rate represents the weighted average interest rate at October 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(15)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(16)	Fixed-rate loan.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	191,226,242	USD	221,296,569	Standard Chartered Bank	11/2/21	$—	$(239,057)

USD	200,532,238	EUR	172,938,197	Standard Chartered Bank	11/2/21	615,705	—

USD	21,236,246	EUR	18,288,045	State Street Bank and Trust Company	11/2/21	95,268	—

USD	59,095,975	EUR	50,000,000	HSBC Bank USA, N.A.	11/30/21	1,264,530	—

USD	59,063,930	EUR	50,000,000	HSBC Bank USA, N.A.	11/30/21	1,232,485	—

USD	59,088,595	EUR	50,000,000	Standard Chartered Bank	11/30/21	1,257,150	—

USD	68,315,360	EUR	57,825,159	State Street Bank and Trust Company	11/30/21	1,433,110	—

USD	14,093,306	EUR	12,000,000	State Street Bank and Trust Company	11/30/21	213,760	—

USD	8,292,208	EUR	7,000,000	State Street Bank and Trust Company	11/30/21	195,806	—

USD	699,277	EUR	601,196	State Street Bank and Trust Company	11/30/21	3,916	—

USD	221,421,026	EUR	191,226,242	Standard Chartered Bank	12/2/21	234,629	—

USD	45,592,787	EUR	39,414,978	HSBC Bank USA, N.A.	12/30/21	—	(42,006)

USD	137,296,085	EUR	118,215,948	State Street Bank and Trust Company	12/30/21	425,265	—

USD	74,073,208	EUR	63,774,709	State Street Bank and Trust Company	12/30/21	234,637	—

USD	49,390,335	EUR	42,516,472	State Street Bank and Trust Company	12/30/21	164,622	—

USD	4,988,257	EUR	4,264,057	State Street Bank and Trust Company	12/31/21	51,145	—

USD	21,942,241	GBP	15,968,594	State Street Bank and Trust Company	1/31/22	83,511	—

USD	22,331,708	GBP	16,254,865	State Street Bank and Trust Company	1/31/22	81,116	—

						$7,586,655	$(281,063)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

SONIA	–	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Statement of Assets and Liabilities

Assets	October 31, 2021

Unaffiliated investments, at value (identified cost, $8,840,468,551)	$8,761,534,492

Affiliated investments, at value (identified cost, $669,706,099)	677,434,279

Cash	123,419,011

Deposits for derivatives collateral — forward foreign currency exchange contracts	840,000

Foreign currency, at value (identified cost, $33,560,728)	33,525,450

Interest receivable	25,774,090

Dividends receivable from affiliated investments	23,171

Receivable for investments sold	10,263,349

Receivable for open forward foreign currency exchange contracts	7,586,655

Other receivables	2,137,539

Prepaid expenses	573,787

Total assets	$9,643,111,823

Liabilities

Payable for investments purchased	$649,309,855

Payable for when-issued securities	1,500,000

Payable for open forward foreign currency exchange contracts	281,063

Payable to affiliates:

Investment adviser fee	3,673,653

Trustees’ fees	9,042

Accrued expenses	1,556,439

Total liabilities	$656,330,052

Net Assets applicable to investors’ interest in Portfolio	$8,986,781,771

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Statement of Operations

Investment Income	Year Ended October 31, 2021

Interest and other income	$292,253,734

Dividends (net of foreign taxes, $171,797)	4,850,123

Dividends from affiliated investments	451,195

Total investment income	$297,555,052

Expenses

Investment adviser fee	$36,249,354

Trustees’ fees and expenses	108,455

Custodian fee	1,363,186

Legal and accounting services	468,698

Interest expense and fees	2,245,707

Miscellaneous	312,909

Total expenses	$40,748,309

Net investment income	$256,806,743

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(8,482,886)

Investment transactions — affiliated investments	(191)

Foreign currency transactions	3,718,429

Forward foreign currency exchange contracts	13,919,724

Net realized gain	$9,155,076

Change in unrealized appreciation (depreciation) —

Investments	$243,823,143

Investments — affiliated investments	(22,292,157)

Foreign currency	708,407

Forward foreign currency exchange contracts	2,507,089

Net change in unrealized appreciation (depreciation)	$224,746,482

Net realized and unrealized gain	$233,901,558

Net increase in net assets from operations	$490,708,301

48	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$256,806,743	$271,089,792

Net realized gain (loss)	9,155,076	(327,446,076)

Net change in unrealized appreciation (depreciation)	224,746,482	33,872,092

Net increase (decrease) in net assets from operations	$490,708,301	$(22,484,192)

Capital transactions —

Contributions	$3,163,957,748	$266,696,978

Withdrawals	(317,385,727)	(2,561,352,547)

Net increase (decrease) in net assets from capital transactions	$2,846,572,021	$(2,294,655,569)

Net increase (decrease) in net assets	$3,337,280,322	$(2,317,139,761)

Net Assets

At beginning of year	$5,649,501,449	$7,966,641,210

At end of year	$8,986,781,771	$5,649,501,449

49	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.56%	0.59%	0.55%	0.54%	0.56%

Net investment income	3.51%	4.17%	5.09%	4.38%	4.07%

Portfolio Turnover	26%	28%	16%	30%	42%

Total Return	7.80%	1.18%	1.64%	5.05%	5.69%

Net assets, end of year (000’s omitted)	$8,986,782	$5,649,501	$7,966,641	$11,502,389	$9,795,966

50	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2021, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.3% and 13.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which

51

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Notes to Financial Statements — continued

is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2021, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

52

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreements were incorporated into the New Agreement. Pursuant to the New Agreement (and the investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.5750%

$1 billion but less than $2 billion	0.5250%

$2 billion but less than $5 billion	0.4900%

$5 billion but less than $10 billion	0.4600%

$10 billion but less than $15 billion	0.4350%

$15 billion but less than $20 billion	0.4150%

$20 billion but less than $25 billion	0.4000%

$25 billion and over	0.3900%

For the year ended October 31, 2021, the Portfolio’s investment adviser fee amounted to $36,249,354 or 0.50% of the Portfolio’s average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $4,912,161,423 and $1,880,652,417, respectively, for the year ended October 31, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,499,395,532

Gross unrealized appreciation	$80,917,989

Gross unrealized depreciation	(141,583,807)

Net unrealized depreciation	$(60,665,818)

5  Restricted Securities

At October 31, 2021, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Skillsoft Corp.	6/23/21	893,525	$8,935,250	$10,789,136

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Eaton Vance

Floating Rate Portfolio

October 31, 2021

Notes to Financial Statements — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2021 is included in the Portfolio of Investments. At October 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $281,063. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $840,000 at October 31, 2021.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$7,586,655	(1)	$(281,063	)(2)

Total Derivatives subject to master netting or similar agreements	$7,586,655		$(281,063)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

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Eaton Vance

Floating Rate Portfolio

October 31, 2021

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$2,497,015	$(42,006)	$(778,125)	$—	$1,676,884

Standard Chartered Bank	2,107,484	(239,057)	—	—	1,868,427

State Street Bank and Trust Company	2,982,156	—	(2,982,156)	—	—

	$7,586,655	$(281,063)	$(3,760,281)	$—	$3,545,311

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

HSBC Bank USA, N.A.	$(42,006)	$42,006	$—	$—	$—

Standard Chartered Bank	(239,057)	239,057	—	—	—

	$(281,063)	$281,063	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$13,919,724	$2,507,089

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2021, which is indicative of the volume of this derivative type, was approximately $817,103,000.

7  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $650 million ($750 million prior to March 8, 2021) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 7, 2022. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. Base rate is the highest of (a) the administrative agent’s prime rate, (b) the Federal Funds Rate plus a margin and (c) the one month London Interbank Offered Rate (LIBOR) rate plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $1,199,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of

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Eaton Vance

Floating Rate Portfolio

October 31, 2021

Notes to Financial Statements — continued

upfront fees at October 31, 2021 is $439,550 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the year ended October 31, 2021.

8  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At October 31, 2021, the value of the Portfolio’s investment in affiliated companies and funds was $677,434,279, which represents 7.5% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the year ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks*

IAP Global Services, LLC(1)(2)(3)	$32,365,745	$—	$—	$—	$(22,292,157)	$10,073,588	$—	2,577

Short Term Investments

Eaton Vance Cash Reserves Fund, LLC	183,387,147	2,630,755,777	(2,146,782,042)	(191)	—	667,360,691	451,195	667,360,691

Totals				$(191)	$(22,292,157)	$677,434,279	$451,195

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(2)	Non-income producing security.

(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Eaton Vance

Floating Rate Portfolio

October 31, 2021

Notes to Financial Statements — continued

At October 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$267,118,302	$—	$267,118,302

Common Stocks	28,054,256	27,029,057	34,813,887	89,897,200

Convertible Preferred Stocks	—	4,286,462	—	4,286,462

Corporate Bonds	—	577,133,882	—	577,133,882

Exchange-Traded Funds	48,240,900	—	—	48,240,900

Preferred Stocks	—	6,725,681	0	6,725,681

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	7,765,246,715	6,189,651	7,771,436,366

Warrants	—	6,769,287	0	6,769,287

Short-Term Investments	—	667,360,691	—	667,360,691

Total Investments	$76,295,156	$9,321,670,077	$41,003,538	$9,438,968,771

Forward Foreign Currency Exchange Contracts	$—	$7,586,655	$—	$7,586,655

Total	$76,295,156	$9,329,256,732	$41,003,538	$9,446,555,426

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(281,063)	$—	$(281,063)

Total	$—	$(281,063)	$—	$(281,063)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2021 is not presented.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to

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Eaton Vance

Floating Rate Portfolio

October 31, 2021

Notes to Financial Statements — continued

determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

58

Eaton Vance

Floating Rate Portfolio

October 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2021, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 16, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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Eaton Vance

Floating-Rate Fund

October 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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Eaton Vance

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October 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Eaton Vance Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust and Portfolio, and his former position with EVC, which was an affiliate of the Trust and Portfolio prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

61

Eaton Vance

Floating-Rate Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial

Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

62

Eaton Vance

Floating-Rate Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

63

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

64

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

65

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

66

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044    10.31.21

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/20	10/31/21
Audit Fees	$115,388	$113,844
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$23,365	$23,365
All Other Fees(3)	$0	$0

Total	$138,753	$137,209

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/20	10/31/21
Registrant	$23,365	$23,365
Eaton Vance(1)	$51,800	$51,800

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 23, 2021